Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) (Parentheticals)	10 Months Ended
Oct. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Net cash of issuance cost	$ 215,949